Equity - Other comprehensive income / (loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
EQUITY
Balances at January 1	$ (482,435)	$ (250,747)	$ (321,596)
Other comprehensive income/(loss) for the year	365,118	(231,688)	70,849
For the year ended December 31,	(117,317)	(482,435)	(250,747)
Currency translation adjustment
EQUITY
Balances at January 1	(505,015)	(273,378)	(343,837)
Other comprehensive income/(loss) for the year	366,362	(231,637)	70,459
For the year ended December 31,	(138,653)	(505,015)	(273,378)
Remeasurement of defined benefit obligations
EQUITY
Balances at January 1	532	520	120
Other comprehensive income/(loss) for the year	(3)	12	400
For the year ended December 31,	529	532	520
Cash flow hedge
EQUITY
Other comprehensive income/(loss) for the year	(1,643)	0	0
For the year ended December 31,	(1,643)
Share of other comprehensive loss from associates
EQUITY
Balances at January 1	(41,239)	(41,169)	(41,212)
Other comprehensive income/(loss) for the year	19	(70)	43
For the year ended December 31,	(41,220)	(41,239)	(41,169)
Income Tax effect
EQUITY
Balances at January 1	(115)	(122)	(69)
Other comprehensive income/(loss) for the year	383	7	(53)
For the year ended December 31,	268	(115)	(122)
Transfer from shareholders equity - currency translation differences
EQUITY
Balances at January 1	63,402	63,402	63,402
Other comprehensive income/(loss) for the year	0	0	0
For the year ended December 31,	$ 63,402	$ 63,402	$ 63,402